Components of net Investment in Direct Financing and Sales-Type Leases (Detail) - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Future minimum lease payments receivable		$ 1,500,200	$ 1,216,086
Residual value of containers		17,354	12,601
Less: unearned income		(446,292)	(347,394)
Net investment in finance leases	[1]	1,071,262	881,293
Less: Allowance for credit losses		(642)	(1,333)
Net investment in finance leases, net		1,070,620	879,960
Amounts due within one year		87,451	78,459
Amounts due beyond one year		$ 983,169	$ 801,501

[1]	One major customer represented 78.3% and 80.1% of the Company’s finance leases portfolio as of March 31, 2021 and December 31, 2020, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.